Land Use Right	12 Months Ended
Dec. 31, 2025
Land Use Right [Abstract]
Land Use Right

9. Land Use Right

	At December 31,
	2025	2024
Land use right	$426,326	$386,884
Less: Accumulated amortization	(86,471)	(71,172)
Land use right, net	$339,855	$315,712

Amortization expense for the following years is as follows:

Amortization Expense
2026	$8,044
2027	8,044
2028	8,044
2029	8,044
2030	8,044
Thereafter	299,635
Total amortization expense	$339,855